S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) *

June 30, 2023 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK
Brazil — 0.5%
Banco Bradesco SA ADR	80,553	$279

China — 0.9%
Tencent Holdings Ltd.	12,300	522

France — 11.0%
Air Liquide SA	3,154	566
Alstom S.A.	47,171	1,408
AXA SA	31,636	935
Carrefour SA	38,274	725
Danone SA	20,178	1,236
Kering S.A.	1,278	706
Sanofi	6,731	725

		6,301

Germany — 3.7%
RWE AG	13,057	569
SAP SE	11,509	1,572

		2,141

Ireland — 2.8%
Ryanair Holdings PLC ADR [1]	14,286	1,580

Italy — 5.7%
Enel SpA	257,998	1,740
UniCredit SpA	65,206	1,516

		3,256

Japan — 4.6%
FANUC Corp.	36,400	1,278
Murata Manufacturing Co. Ltd.	23,500	1,350

		2,628

Netherlands — 4.0%
Akzo Nobel NV	14,525	1,187
Koninklijke Philips NV [1]	52,047	1,128

		2,315

South Korea — 5.7%
Samsung Electronics Co. Ltd.	40,368	2,223
SK Hynix Inc.	11,712	1,029

		3,252

Spain — 1.3%
Aena SME S.A.	4,636	750

Switzerland — 3.9%
Novartis AG	10,028	1,011

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) * (continued)

June 30, 2023 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
Switzerland — (continued)
Roche Holding AG	4,054	$ 1,238

		2,249

United Kingdom — 16.2%
Barclays PLC	635,795	1,242
BP PLC	147,871	861
Prudential PLC	81,896	1,157
Reckitt Benckiser Group PLC	17,663	1,327
RELX PLC	17,556	586
Rolls-Royce Holdings PLC [1]	1,386,953	2,667
SSP Group PLC [1]	356,719	1,136
WH Smith PLC	15,858	313

		9,289

United States — 36.5%
AbbVie Inc.	5,966	804
Alphabet Inc., Class C [1]	14,613	1,768
Avantor Inc. [1]	47,217	970
Berry Global Group Inc.	13,208	850
Carrier Global Corp.	13,056	649
Chesapeake Energy Corp.	9,343	782
Citigroup Inc.	26,100	1,201
Citizens Financial Group Inc.	10,573	276
Concentrix Corp.	7,578	612
CSX Corp.	17,100	583
Fiserv Inc. [1]	11,496	1,450
Genpact Ltd.	35,592	1,337
Jones Lang LaSalle Inc. [1]	4,976	775
Leidos Holdings Inc.	11,922	1,055
Meta Platforms Inc., Class A [1]	3,457	992
Mondelez International Inc., Class A	13,170	961
PG&E Corp. [1]	33,549	580
Quest Diagnostics Inc.	5,394	758
Sabre Corp. [1]	56,530	181
TD SYNNEX Corp.	11,167	1,050
Tyson Foods Inc., Class A	5,690	290
Walt Disney Co. [1]	14,656	1,308
Westrock Co.	37,094	1,078
Zimmer Biomet Holdings Inc.	3,974	578

		20,888

Total Common Stock (Cost $51,357) — 96.8%		55,450

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) * (concluded)

June 30, 2023 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.050% **	1,891,292	$ 1,891

Total Short-Term Investment (Cost $1,891) — 3.3%		1,891

Total Investments — 100.1% (Cost $53,248)		57,341

Liabilities in Excess of Other Assets — (0.1)%		(58)

Net Assets — 100.0%		$ 57,283

*	Except for per share data.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
1	Non-income producing security.
ADR	American Depositary Receipt

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock
Brazil	$279	$—	$—	$279
China	—	522	—	522
France	—	6,301	—	6,301
Germany	—	2,141	—	2,141
Ireland	1,580	—	—	1,580
Italy	—	3,256	—	3,256
Japan	—	2,628	—	2,628
Netherlands	—	2,315	—	2,315
South Korea	—	3,252	—	3,252
Spain	—	750	—	750
Switzerland	—	2,249	—	2,249
United Kingdom	1,136	8,153	—	9,289
United States	20,888	—	—	20,888

Total Common Stock	23,883	31,567	—	55,450

Short-Term Investment	1,891	—	—	1,891

Total Investments in Securities	$25,774	$31,567	$—	$57,341

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-3100